Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000255966
Shareholder Report [Line Items]
Fund Name	Frontier Asset Absolute Return ETF
Class Name	Frontier Asset Absolute Return ETF
Trading Symbol	FARX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier Asset Absolute Return ETF (the "Fund") for the period from December 19, 2024 (commencement of operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.frontierasset.com/. You can also request this information by contacting us at 866-326-3837.
Additional Information Phone Number	866-326-3837
Additional Information Website	https://funds.frontierasset.com/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Frontier Asset Absolute Return ETF	$22	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.60%
AssetsNet	$ 10,967,563
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,967,563	12	$-	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Vanguard Short-Term Bond ETF	25.7%
American Beacon Ahl Trend ETF	18.8%
Harbor Commodity All Weather Strategy ETF	10.8%
WisdomTree Floating Rate Treasury Fund ETF	10.1%
JPMorgan Ultra-Short Income ETF	7.9%
iMGP DBi Managed Futures Strategy ETF	6.2%
iShares High Yield Systematic Bond ETF	5.1%
Janus Henderson AAA CLO ETF	4.0%
iShares U.S. Small-Capital Equity Factor ETF	3.8%
iShares MSCI USA Momentum Factor ETF	2.5%

Updated Prospectus Phone Number	866-326-3837
Updated Prospectus Web Address	https://funds.frontierasset.com/
C000255967
Shareholder Report [Line Items]
Fund Name	Frontier Asset Core Bond ETF
Class Name	Frontier Asset Core Bond ETF
Trading Symbol	FCBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier Asset Core Bond ETF (the "Fund") for the period from December 19, 2024 (commencement of operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.frontierasset.com/. You can also request this information by contacting us at 866-326-3837.
Additional Information Phone Number	866-326-3837
Additional Information Website	https://funds.frontierasset.com/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Frontier Asset Core Bond ETF	$22	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.60%
AssetsNet	$ 42,324,246
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 41,041
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$42,324,246	7	$41,041	4%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Vanguard Intermediate-Term Treasury ETF	25.3%
TCW Flexible Income ETF	24.1%
JPMorgan Core Plus Bond ETF	18.6%
Regan Floating Rate MBS ETF	9.9%
WisdomTree Floating Rate Treasury Fund ETF	9.8%
JPMorgan Ultra-Short Income ETF	6.7%
iShares Investment Grade Systematic Bond ETF	5.3%

Updated Prospectus Phone Number	866-326-3837
Updated Prospectus Web Address	https://funds.frontierasset.com/
C000255969
Shareholder Report [Line Items]
Fund Name	Frontier Asset Opportunistic Credit ETF
Class Name	Frontier Asset Opportunistic Credit ETF
Trading Symbol	FOPC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier Asset Opportunistic Credit ETF (the "Fund") for the period from December 19, 2024 (commencement of operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.frontierasset.com/. You can also request this information by contacting us at 866-326-3837.
Additional Information Phone Number	866-326-3837
Additional Information Website	https://funds.frontierasset.com/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Frontier Asset Opportunistic Credit ETF	$22	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.60%
AssetsNet	$ 35,076,594
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 20,607
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$35,076,594	10	$20,607	9%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
TCW Flexible Income ETF	25.2%
Vanguard Intermediate-Term Treasury ETF	17.2%
iShares Investment Grade Systematic Bond ETF	16.0%
Franklin Senior Loan ETF	11.1%
iShares MBS ETF	7.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.5%
PIMCO Multi Sector Bond Active ETF	4.5%
Schwab US TIPS ETF	4.0%
Janus Henderson AAA CLO ETF	4.0%
T Rowe Price Floating Rate ETF	3.9%

Updated Prospectus Phone Number	866-326-3837
Updated Prospectus Web Address	https://funds.frontierasset.com/
C000255968
Shareholder Report [Line Items]
Fund Name	Frontier Asset Global Small Cap Equity ETF
Class Name	Frontier Asset Global Small Cap Equity ETF
Trading Symbol	FGSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier Asset Global Small Cap Equity ETF (the "Fund") for the period from December 19, 2024 (commencement of operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.frontierasset.com/. You can also request this information by contacting us at 866-326-3837.
Additional Information Phone Number	866-326-3837
Additional Information Website	https://funds.frontierasset.com/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Frontier Asset Global Small Cap Equity ETF	$22	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.60%
AssetsNet	$ 60,778,108
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 52,715
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$60,778,108	6	$52,715	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Avantis International Small Capital Value ETF	29.2%
iShares Core S&P Small-Capital ETF	21.9%
iShares International Small-Capital Equity Factor ETF	17.2%
iShares U.S. Small-Capital Equity Factor ETF	16.7%
Avantis U.S. Small Capital Value ETF	7.6%
Neuberger Berman Small-Mid Capital ETF, Cl M	7.1%

Updated Prospectus Phone Number	866-326-3837
Updated Prospectus Web Address	https://funds.frontierasset.com/
C000255970
Shareholder Report [Line Items]
Fund Name	Frontier Asset Total International Equity ETF
Class Name	Frontier Asset Total International Equity ETF
Trading Symbol	FINT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier Asset Total International Equity ETF (the "Fund") for the period from December 19, 2024 (commencement of operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.frontierasset.com/. You can also request this information by contacting us at 866-326-3837.
Additional Information Phone Number	866-326-3837
Additional Information Website	https://funds.frontierasset.com/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Frontier Asset Total International Equity ETF	$23	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.60%
AssetsNet	$ 46,729,658
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 37,786
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$46,729,658	7	$37,786	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Avantis Emerging Markets Equity ETF	24.1%
iShares MSCI International Quality Factor ETF	17.2%
iShares International Equity Factor ETF	15.8%
iShares Emerging Markets Equity Factor ETF	14.5%
Vanguard International Dividend Appreciation ETF	12.5%
Cambria Foreign Shareholder Yield ETF	8.3%
Franklin International Low Volatility High Dividend Index ETF	7.5%

Updated Prospectus Phone Number	866-326-3837
Updated Prospectus Web Address	https://funds.frontierasset.com/
C000255971
Shareholder Report [Line Items]
Fund Name	Frontier Asset U.S. Large Cap Equity ETF
Class Name	Frontier Asset U.S. Large Cap Equity ETF
Trading Symbol	FLCE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier Asset U.S. Large Cap Equity ETF (the "Fund") for the period from December 19, 2024 (commencement of operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.frontierasset.com/. You can also request this information by contacting us at 866-326-383.
Additional Information Phone Number	866-326-383
Additional Information Website	https://funds.frontierasset.com/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Frontier Asset U.S. Large Cap Equity ETF	$21	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.60%
AssetsNet	$ 41,654,165
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 25,660
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$41,654,165	7	$25,660	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
T Rowe Price US Equity Research ETF	24.6%
iShares MSCI USA Quality Factor ETF	19.2%
JPMorgan Active Value ETF	15.6%
Vanguard Dividend Appreciation ETF	12.4%
JPMorgan Active Growth ETF	11.3%
T Rowe Price Capital Appreciation Equity ETF	11.2%
GMO US Quality ETF	5.0%

Updated Prospectus Phone Number	866-326-383
Updated Prospectus Web Address	https://funds.frontierasset.com/